UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                  HODGES FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2005 (UNAUDITED)

     SHARES                                                        VALUE
     ------                                                        -----
               COMMON STOCKS: 90.4%
               AIRLINES: 2.4%
     175,000   AMR Corp.*<F1>                                  $  3,890,250
     145,000   Southwest Airlines Co.                             2,382,350
                                                               ------------
                                                                  6,272,600
                                                               ------------
               AUTOMOBILES: 3.1%
     150,000   General Motors Corp.                               2,913,000
      50,000   Toyota Motor Corp. - ADR                           5,231,000
                                                               ------------
                                                                  8,144,000
                                                               ------------
               BIOTECHNOLOGY: 0.7%
      30,000   Celgene Corp.*<F1>                                 1,944,000
                                                               ------------
               BUILDING PRODUCTS: 0.4%
      30,000   ElkCorp                                            1,009,800
                                                               ------------
               CAPITAL MARKETS: 3.3%
      70,000   E*Trade Financial Corp.*<F1>                       1,460,200
      60,000   Legg Mason, Inc.                                   7,181,400
                                                               ------------
                                                                  8,641,600
                                                               ------------
               COMMERCIAL BANKS: 0.1%
      15,000   Texas Capital Bancshares, Inc.*<F1>                  336,150
                                                               ------------
               COMMERCIAL SERVICES & SUPPLIES: 2.6%
      30,092   Corrections Corp. of America*<F1>                  1,353,237
      50,000   Ennis, Inc.                                          908,500
      95,000   The Geo Group, Inc.*<F1>                           2,178,350
     250,000   Home Solutions of America, Inc.*<F1>               1,120,000
      30,000   Monster Worldwide, Inc.*<F1>                       1,224,600
                                                               ------------
                                                                  6,784,687
                                                               ------------
               COMMUNICATIONS EQUIPMENT : 1.4%
     250,000   EFJ, Inc.*<F1>                                     2,537,500
      50,000   Foundry Networks, Inc.*<F1>                          690,500
      20,000   Motorola, Inc.                                       451,800
                                                               ------------
                                                                  3,679,800
                                                               ------------
               COMPUTERS & PERIPHERALS: 1.3%
      50,000   Apple Computer, Inc.*<F1>                          3,594,500
                                                               ------------
               CONSTRUCTION MATERIALS: 3.8%
      35,000   Eagle Materials, Inc.                              4,282,600
      55,000   Texas Industries, Inc.                             2,741,200
      45,000   Vulcan Materials Co.                               3,048,750
                                                               ------------
                                                                 10,072,550
                                                               ------------
               CONSUMER FINANCE: 0.3%
      40,000   ACE Cash Express, Inc.*                              934,000
                                                               ------------
               DIVERSIFIED FINANCIAL SERVICES: 0.4%
      30,000   Nasdaq Stock Market, Inc.*<F1>                     1,055,400
                                                               ------------
               ELECTRIC UTILITIES: 1.3%
      50,000   Centerpoint Energy, Inc.                             642,500
      60,000   El Paso Electric Co.*<F1>                          1,262,400
      30,000   Exelon Corp.                                       1,594,200
                                                               ------------
                                                                  3,499,100
                                                               ------------
               ELECTRICAL EQUIPMENT: 0.6%
      70,300   Encore Wire Corp.*<F1>                             1,600,028
                                                               ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.3%
      76,160   Lowrance Electronics, Inc.                         1,996,154
     142,500   Napco Security Systems, Inc.*<F1>                  1,477,725
                                                               ------------
                                                                  3,473,879
                                                               ------------
               Energy Equipment & Services: 12.7%
      30,000   Diamond Offshore Drilling, Inc.                    2,086,800
      80,000   ENSCO International, Inc.                          3,548,000
      50,000   GlobalSantaFe Corp.                                2,407,500
      40,000   Halliburton Co.                                    2,478,400
      50,000   Lufkin Industries, Inc.                            2,493,500
      15,000   Nabors Industries Ltd.*<F1>                        1,136,250
      40,000   Noble Corp.                                        2,821,600
       5,000   Oceaneering International, Inc.*<F1>                 248,900
      95,000   Rowan Cos., Inc.                                   3,385,800
      40,000   Schlumberger Ltd.                                  3,886,000
      35,000   Tidewater, Inc.                                    1,556,100
     110,000   TODCO - Class A                                    4,186,600
      50,000   Transocean, Inc.*<F1>                              3,484,500
                                                               ------------
                                                                 33,719,950
                                                               ------------
               FOOD PRODUCTS: 2.6%
      15,000   Hershey Co.                                          828,750
     210,087   Rocky Mountain Chocolate Factory, Inc.             3,419,376
      50,609   Tootsie Roll Industries, Inc.                      1,464,118
      20,000   Wm. Wrigley Jr. Co.                                1,329,800
                                                               ------------
                                                                  7,042,044
                                                               ------------
               FOOD & STAPLES RETAILING : 3.8%
      90,000   Costco Wholesale Corp.                             4,452,300
     120,000   Wal-Mart Stores, Inc.                              5,616,000
                                                               ------------
                                                                 10,068,300
                                                               ------------
               HEALTH CARE PROVIDERS & SERVICES: 0.4%
     120,000   Service Corp. International                          981,600
                                                               ------------
               HOTELS RESTAURANTS & LEISURE: 6.0%
      80,000   Gaylord Entertainment Co.*<F1>                     3,487,200
      30,000   International Speedway Corp. - Class A             1,437,000
     110,000   Life Time Fitness, Inc.*<F1>                       4,189,900
     317,000   Luby's, Inc.*<F1>                                  4,216,100
      80,000   McDonald's Corp.                                   2,697,600
                                                               ------------
                                                                 16,027,800
                                                               ------------
               HOUSEHOLD DURABLES: 3.5%
      80,000   Centex Corp.                                       5,719,200
      40,000   Dixie Group, Inc.*<F1>                               551,200
     140,000   Palm Harbor Homes, Inc.*<F1>                       2,632,000
      30,000   Tempur-Pedic International, Inc.*<F1>                345,000
                                                               ------------
                                                                  9,247,400
                                                               ------------
               HOUSEHOLD PRODUCTS: 1.1%
      50,000   Procter & Gamble Co.                               2,894,000
                                                               ------------
               INDUSTRIAL CONGLOMERATES: 0.5%
      40,000   General Electric Co.                               1,402,000
                                                               ------------
               MACHINERY: 4.1%
     125,700   Terex Corp.*<F1>                                   7,466,580
      80,000   Trinity Industries, Inc.                           3,525,600
                                                               ------------
                                                                 10,992,180
                                                               ------------
               METALS & MINING: 4.4%
      80,405   Chaparral Steel Co.*<F1>                           2,432,251
     150,000   Commercial Metals Co.                              5,631,000
      75,000   United States Steel Corp.                          3,605,250
                                                               ------------
                                                                 11,668,501
                                                               ------------
               MULTI-UTILITIES: 0.8%
     120,000   Xcel Energy, Inc.                                  2,215,200
                                                               ------------
               MULTI-UTILITIES & UNREGULATED POWER: 0.4%
      45,000   ONEOK, Inc.                                        1,198,350
                                                               ------------
               OIL & GAS: 5.4%
     150,000   Chesapeake Energy Corp.                            4,759,500
      50,000   Devon Energy Corp.                                 3,127,000
      60,000   El Paso Corp.                                        729,600
     100,000   Exxon Mobil Corp.                                  5,617,000
                                                               ------------
                                                                 14,233,100
                                                               ------------
               PERSONAL PRODUCTS: 0.3%
     426,400   Female Health Co.*<F1>                               733,408
                                                               ------------
               PHARMACEUTICALS: 1.3%
      30,000   Flamel Technologies - ADR*<F1>                       566,400
      35,000   Johnson & Johnson                                  2,103,500
      50,000   Nastech Pharmaceutical Co., Inc.*<F1>                736,000
                                                               ------------
                                                                  3,405,900
                                                               ------------
               REAL ESTATE: 2.1%
     170,000   Host Marriott Corp.                                3,221,500
      15,000   Texas Pacific Land Trust                           2,235,000
                                                               ------------
                                                                  5,456,500
                                                               ------------
               ROAD & RAIL: 8.9%
     130,000   Burlington Northern Santa Fe Corp.                 9,206,600
      45,000   Canadian National Railway Co.                      3,599,550
     110,216   Frozen Food Express Industries, Inc.*<F1>          1,215,683
     105,000   Norfolk Southern Corp.                             4,707,150
     110,000   Yellow Roadway Corp.*<F1>                          4,907,100
                                                               ------------
                                                                 23,636,083
                                                               ------------
               SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 1.2%
     100,000   Texas Instruments, Inc.                            3,207,000
                                                               ------------
               SOFTWARE: 1.2%
      80,000   DocuCorp International, Inc.*<F1>                    509,600
     300,000   Intrusion, Inc.*<F1>                                 629,100
      80,000   Red Hat, Inc.*<F1>                                 2,179,200
                                                               ------------
                                                                  3,317,900
                                                               ------------
               SPECIALTY RETAIL: 4.1%
     130,000   Home Depot, Inc.                                   5,262,400
      40,000   Jos A. Bank Clothiers, Inc.*<F1>                   1,736,400
     100,000   Tiffany & Co.                                      3,829,000
                                                               ------------
                                                                 10,827,800
                                                               ------------
               TEXTILES, APPAREL & LUXURY GOODS: 2.2%
     100,000   Charles & Colvard Ltd.                             2,020,000
     100,000   Iconix Brand Group, Inc.*<F1>                      1,019,000
     150,000   True Religion Apparel, Inc.*<F1>                   2,310,000
      10,000   Under Armour, Inc. - Class A*<F1>                    383,100
                                                               ------------
                                                                  5,732,100
                                                               ------------
               WIRELESS TELECOMMUNICATION SERVICES: 0.4%
      40,000   American Tower Corp. - Class A *<F1>               1,084,000
                                                               ------------
               TOTAL COMMON STOCKS
               (Cost $201,519,834)                             $240,133,210
                                                               ------------
               INVESTMENT COMPANIES: 0.7%
      20,000   iShares FTSE/Xinhua China 25 Index Fund            1,232,400
      15,000   iShares MSCI Brazil Index Fund                       500,550
                                                               ------------
                                                                  1,732,950
                                                               ------------
               TOTAL INVESTMENT COMPANIES
               (Cost $1,677,670)                               $  1,732,950
                                                               ------------
               PARTNERSHIPS & TRUSTS: 2.4%
      80,000   Mesabi Trust                                       1,351,200
      59,000   streetTRACKS Gold Trust*<F1>                       3,043,220
      37,500   TXI Capital Trust I                                1,938,750
                                                               ------------
                                                                  6,333,170
                                                               ------------
               TOTAL PARTNERSHIPS & TRUSTS
               (Cost $6,371,801)                               $  6,333,170
                                                               ------------

      CONTRACTS                                                    VALUE
      ---------                                                    -----
               PURCHASED OPTIONS: 1.0%
         200   American International Group
                 Expiration: January, 2007,
                 Exercise Price: $60.00                             242,000
         200   Canadian National Railway Co.
                 Expiration: January, 2006,
                 Exercise Price: $55.00                             500,000
         200   Coinstar Inc.
                 Expiration: April, 2006,
                 Exercise Price: $20.00                              28,000
         200   Digital River, Inc.
                 Expiration: January, 2006,
                 Exercise Price: $25.00                             102,000
         100   Digital River, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $25.00                              84,000
         200   Home Depot, Inc.
                 Expiration: February, 2006,
                 Exercise Price: $35.00                             122,000
          50   Intuitive Surgical Inc.
                 Expiration: January, 2006,
                 Exercise Price: $100.00                             94,500
         250   Nasdaq Stock Market, Inc.
                 Expiration: March, 2006,
                 Exercise Price: $30.00                             160,000
         250   Nasdaq Stock Market, Inc.
                 Expiration: June, 2006,
                 Exercise Price: $30.00                             175,000
         200   Overstock.com, Inc.
                 Expiration: March, 2006,
                 Exercise Price: $30.00                              47,000
         100   PACCAR, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $60.00                             138,000
         100   Tempur-Pedic International, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $10.00                              32,000
         300   United States Steel Corp.
                 Expiration: January, 2006,
                 Exercise Price: $30.00                             537,000
         200   Wal-Mart Stores, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $40.00                             180,000
         200   The Walt Disney Co.
                 Expiration: January, 2007,
                 Exercise Price: $20.00                             110,000
                                                               ------------
               TOTAL PURCHASED OPTIONS
               (Cost $2,814,745)                               $  2,551,500
                                                               ------------

     SHARES                                                       VALUE
     ------                                                       -----
               SHORT-TERM INVESTMENT: 6.3%
  16,816,993   Cash Trust Series II - Treasury Cash Series II
               (Cost $16,816,993)                                16,816,993
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES: 100.8%
               (Cost $229,201,043)                              267,567,823
               Liabilities in Excess of Other Assets: (0.8)%     (2,042,554)
                                                               ------------
               TOTAL NET ASSETS: 100.0%                        $265,525,269
                                                               ------------
                                                               ------------

     CONTRACTS                                                    VALUE
     ---------                                                    -----
               CALL OPTIONS WRITTEN
       1,000   AMR Corp.
                 Expiration: February, 2006,
                 Exercise Price: $25.00                        $    (55,000)
         500   Commercial Metals Co.
                 Expiration: March, 2006,
                 Exercise Price: $40.00                             (95,000)
         400   Red Hat, Inc.
                 Expiration: March, 2006,
                 Exercise Price: $30.00                             (42,000)
                                                               ------------
               TOTAL CALL OPTIONS WRITTEN
               (Premiums received $219,996)                    $   (192,000)
                                                               ------------
                                                               ------------
ADR       American Depository Receipt
*<F1>     Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows+<F2>:

Cost of investments                             $229,345,864
                                                ------------
Gross unrealized appreciation                     43,627,989
Gross unrealized depreciation                     (5,478,158)
                                                ------------
Net unrealized appreciation                     $ 38,149,831

+<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)/s/Robert M. Slotky
                             ----------------------------------------
                             Robert M. Slotky, President

     Date  February 22, 2006
           -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3>/s/Robert M. Slotky
                                  --------------------------------------
                                  Robert M. Slotky, President

     Date  February 22, 2006
           -----------------

     By (Signature and Title)*<F3>/s/Eric W. Falkeis
                                  --------------------------
                                  Eric W. Falkeis, Treasurer

     Date  February 22, 2006
           -----------------

*<F3> Print the name and title of each signing officer under his or her signature.